CONSOLIDATED FINANCIAL STATEMENT DETAILS - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet Related Disclosures [Abstract]
Bad debt expense incurred	$ 0.4	$ 0.3
Depreciation expense	$ 3.7	$ 3.7